Inventories, Net	12 Months Ended
Jun. 30, 2024
Inventories, Net [Abstract]
INVENTORIES, NET
5.	INVENTORIES, NET

Inventories, net consisted of the following:

	As of June 30,
	2024	2023
	USD	USD
Raw materials	296,889	323,387
Finished goods	310,528	288,057
Others	5,747	19,501
Total	613,164	630,945
Inventory write-down	(12,288)	(4,749)
Inventories, net	600,876	626,196

	As of June 30,
	2024	2023
	USD	USD
Balance at beginning of the year presented	(4,749)	(1,391)
Write-down provided during the year	(7,594)	(3,358)
Foreign currency translation adjustment	55	-
Balance at end of the year presented	(12,288)	(4,749)

The Group recorded inventory write-downs of $7,594, $3,358 and $1,391 for the years ended June 30, 2024, 2023 and 2022, respectively.